Commitments and Contingencies (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2025	$ 85,080
2026	305,817
2027	150,479
2028
2029
Thereafter
Total undiscounted lease payments	541,376
Less: Imputed interest	46,621
Operating lease liability	494,755
Operating lease liabilities, current	272,469	$ 2,636,151
Operating lease liabilities, long-term	$ 222,285	$ 2,190,351
Weighted-average remaining lease term	9 years 18 days
Weighted-average discount rate	8.72%